Pension Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Pension Plans

NOTE 9 – PENSION PLANS

The Company has a defined benefit plan covering all full time employees who met certain requirements of age, length of service and hours worked per year. Benefits paid to retirees are based upon age at retirement and years of credited service.

The components of benefit expense are as follows (in thousands of Korean Won):

	March 31, 2019		March 31, 2018

Service cost	￦	52,083	￦	51,436
Interest cost		3,585		2,793
Prior service cost		-		-
Total	￦	55,668	￦	54,229

NOTE 9 – PENSION PLANS

The Company has a defined benefit plan covering all full time employees who met certain requirements of age, length of service and hours worked per year. Benefits paid to retirees are based upon age at retirement and years of credited service.

Information with respect to changes in benefit obligation and the funded status of the plans is as follows (in thousands of Korean Won):

	December 31, 2018		December 31, 2017
Change in projected benefit liability
Liability at beginning of year	￦	930,098	￦	880,656
Service cost		205,742		226,787
Interest cost		11,175		10,991
Benefit payments		(42,877)		(146,892)
Prior service cost		-		-
Remeasurement of defined benefit liabilities		76,592		(41,444)
Liability at end of year		1,180,730		930,098

Plan assets at end of year		-		-

Funded status and net liability recognized	￦	(1,180,730)	￦	(930,098)

The components of benefit expense are as follows (in thousands of Korean Won):

	December 31, 2018		December 31, 2017

Service cost	￦	205,742	￦	226,787
Interest cost		11,175		10,991
Prior service cost		-		-
Total	￦	216,917	￦	237,778

The weighted-average assumptions used to determine projected benefit liability and benefit expense for pension plans are as follows:

	December 31, 2018	December 31, 2017
Discount rate	2.78%	3.21%
Expected long-term rate of return on plan assets	N/A	N/A
Rate of compensation increase	2.00%	2.00%

The estimated future benefit payments are as follows (in thousands of Korean Won):

Year Ending December 31,
2019	￦	41,679
2020		51,669
2021		50,013
2022		54,333
2023		58,573
Thereafter		3,029,463
Total	￦	3,285,730